Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous equity [abstract]
Summary of issued share capital
(a)	Movement in ordinary shares of PHCL
Authorized and issued share capital

		2022		2021
	Note	No. of shares	$	No. of shares	$
Authorized ordinary shares of $1 / $0.0001 each	(ii)	50,000	50,000	500,000,000	50,000

Ordinary shares, issued and fully paid:
As of the beginning of the year		14,932,033	1,493	14,543,817	15,349,833
Reclassification to share premium arising from the restructuring	(ii)	—	—	—	(15,348,379)
Shares issued upon conversion of exchange loan notes	(iii)	1	1	388,216	39
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization	(vii)	(14,932,033)	(1,493)	—	—

At the end of the year	(v)	1	1	14,932,033	1,493

Series A preference shares, issued and fully paid:
As of the beginning of the year		—	—	4,154,726	2,296,598
Reclassification to preference shares liabilities	(iii)	—	—	(4,154,726)	(2,296,598)

At the end of the year		—	—	—	—

Series B preference shares, issued and fully paid:
As of the beginning of the year		—	—	5,338,405	5,554,173
Reclassification to preference shares liabilities	(iii)	—	—	(5,338,405)	(5,554,173)

At the end of the year		—	—	—	—

Series C preference shares, issued and fully paid:
As of the beginning of the year		—	—	10,532,116	30,040,000
Reclassification to preference shares liabilities	(iii)	—	—	(10,532,116)	(30,040,000)

At the end of the year		—	—	—	—

Total share capital			1		1,493

Notes:

(i)
The Ordinary Shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of PHCL. All ordinary shares rank equally with regard to the Group’s residual assets.

(ii)	At December 31, 2021, the authorized share capital of PHCL was $50,000 divided into 500,000,000 shares with a par value of $0.0001 each.
Prior to the restructuring, the share capital of Prenetics HK represent the full consideration amount as in accordance with section 135 of the Hong Kong Companies Ordinance, the ordinary shares of the PHCL do not have a par value. Upon the restructuring, the consolidated financial statements of PHCL is presented as a continuation of the consolidated financial statements of Prenetics HK except for the capital structure, where the share capital would reflect the par value with the excess recorded as share premium.
As specified in the written plan of merger approved by special resolution of the shareholders of PHCL at an extraordinary general meeting of the shareholders of PHCL on May 6, 2022, the authorized share capital of PHCL had been redesignated to $50,000 divided into 50,000 ordinary shares of a par value of $1 each.

(iii)	On November 11, 2021, 388,216 ordinary shares valued at $1,778,029 were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited.
On May 18, 2022, 1 ordinary share valued at $1 was issued upon the closing of the Acquisition Merger.

(iv)
On June 16, 2021, Series A preference shares, Series B preference shares and Series C preference shares of Prenetics HK were reclassified to the preference shares of PHCL, which are classified as liabilities as a result of the Corporate Restructuring.

(v)	At December 31, 2021, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.

(vi)	At December 31, 2021, 1,543 ordinary shares have not been issued to one of the shareholders until certain statutory procedures were completed in March 2022.

(vii)
On May 18, 2022, the ordinary shares of PHCL were canceled in exchange for the right to receive Class A or Class B ordinary shares of the Company equal to the exchange ratio of 2.03 for each ordinary share of PHCL.